Investment Strategy	Dec. 05, 2025
Aristotle Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund primarily invests in a broad range of investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies and U.S. dollar-denominated debt securities issued by developed foreign governments and corporations. Under normal circumstances, the Fund will invest at least 80% of its assets in debt securities. The Fund may invest up to 65% of its assets in corporate bonds. The Fund may invest up to 30% of its assets in U.S. dollar-denominated debt securities of developed foreign governments and corporations. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the sub-adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may lend its portfolio securities to generate additional income.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk. The duration of the Bloomberg US Aggregate Bond Index was 6.04 years as of September 30, 2025.
The sub-adviser’s investment process for the Fund is based on the sub-adviser’s fundamental research process, which considerations are described below.
Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its assets in debt securities. The Fund may invest up to 65% of its assets in corporate bonds. The Fund may invest up to 30% of its assets in U.S. dollar-denominated debt securities of developed foreign governments and corporations.
Aristotle Core Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the sub-adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may invest up to 35% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets. The Fund may lend its portfolio securities to generate additional income.
The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk. The duration of the Bloomberg US Aggregate Bond Index was 6.04 years as of September 30, 2025.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 60% of its assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the sub-adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may invest up to 35% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans.
Aristotle Short Duration Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund invests principally in income producing debt instruments. Under normal circumstances, the Fund will invest at least 70% of its assets in investment grade debt instruments, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans. Debt securities in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities that are primarily in developed markets. The Fund may lend its portfolio securities to generate additional income.
The Fund expects to maintain a weighted average duration within one year (plus or minus) of the Bloomberg US 1-3 Year Government/Credit Bond Index, although the investments held by the Fund may have short, intermediate and long terms to maturity. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. Maturity of a debt instrument, however, refers to the specific period of time until final payment (principal and any applicable interest) is due. The duration of the Bloomberg US 1-3 Year Government/Credit Bond Index was 1.87 years as of September 30, 2025.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 70% of its assets in investment grade debt instruments, including corporate debt, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above. The Fund may invest up to 30% of its assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate senior loans.
Aristotle Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
This Fund invests principally in income producing debt instruments. The Fund’s allocations to non-investment grade debt instruments and investment grade debt instruments will change based on the sub-adviser’s view of market conditions and, as a result, may range from up to 70% of the Fund’s assets in non-investment grade (high yield/high risk, sometimes called “junk bonds”) debt instruments and floating rate loans to up to 65% of the Fund’s assets in investment grade debt instruments, including corporate debt securities, asset-backed securities, mortgage-related securities, U.S. government securities and agency securities. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Debt instruments in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities in developed markets. For these purposes, the Fund defines investment grade securities as: (i) securities rated BBB-/Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. The Fund considers “split-rated” securities, i.e., when two or more NRSROs assign different ratings for the same security, to be of investment grade if at least one of the ratings of the security is comparable to or higher than the ratings disclosed above for which the Fund is permitted to invest in. The Fund may lend its portfolio securities to generate additional income.
The Fund’s weighted average duration is expected to be within a range of one to seven years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk.
The Fund may also invest up to 10% of its assets, but not to exceed 20% in the aggregate, in each of the following investments: foreign currency denominated debt instruments, convertible securities or equity securities.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	The Fund may also invest up to 10% of its assets, but not to exceed 20% in the aggregate, in each of the following investments: foreign currency denominated debt instruments, convertible securities or equity securities.
Aristotle Ultra Short Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund primarily invests in investment grade, U.S. dollar-denominated short-term fixed and floating rate debt securities, including corporate debt securities, mortgage-related securities, asset-backed securities, U.S. government securities and agency securities and money market instruments such as commercial paper, certificates of deposit, time deposits, deposit notes and bank notes. U.S. government securities consist of U.S. Treasury securities and securities issued or guaranteed by U.S. government agencies or instrumentalities. Debt securities in which the Fund invests may include those denominated in U.S. dollars and issued by foreign entities. The Fund may lend its portfolio securities to generate additional income.
The weighted average duration of this Fund will vary based on the sub-adviser’s market forecasts and will not normally exceed one year and may not exceed two years. Duration is often used to measure a bond’s or fund’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to Interest Rate Risk. The shorter a fund’s duration, the less sensitive it is to Interest Rate Risk.
The dollar-weighted average maturity of this Fund will not exceed two years. Maturity of a debt instrument generally refers to the specific period of time until final payment (principal and any applicable interest) is due. In calculating average weighted maturities of mortgage related securities, asset-backed securities or similar securities, the maturity will be based on estimates of average life, which are based on prepayment assumptions.
The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector. The components of the Fund are likely to change over time.
Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-
adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the sub-adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The sub-adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the sub-adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the sub-adviser’s fundamental research process. Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. An investment is generally sold when the sub-adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred. The Fund is not a money market fund and is not subject to the special regulatory requirements designed to enable money market funds to maintain a stable share price.
Strategy Portfolio Concentration [Text]	The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors but may invest a significant percentage of the Fund’s assets in issuers in a single sector.